General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of General And Administrative Expenses [Abstract]
Disclosure of detailed information about general and administrative expenses table
	For the year ended December 31
	2025	2024	2023
	USD in thousands	USD in thousands	USD in thousands
Payroll, salaries and associated expenses	35,755	20,807	16,310
Professional services	10,714	7,714	5,282
Office and maintenance	2,889	2,520	2,120
Management and director fees	1,097	644	955
Insurance	1,017	1,808	2,655
Computer services	2,941	2,314	1,548
Others	3,542	3,040	2,486

Total	57,955	38,847	31,356